Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The Company’s net loss before provision for income taxes for the three months and nine months periods ended December 31, 2023 and December 31, 2022 was as follows:

Particulars	For the three months ended December 31, 2023	For the three months ended December 31, 2022	For the nine months ended December 31, 2023	For the nine months ended December 31, 2022
Domestic	(28,679,087)	2,796,117	(61,637,236)	(5,806,071)
Foreign	(2,058,059)	(2,450,329)	(4,254,813)	(3,932,603)
Total	(30,737,146)	345,788	(65,892,049)	(9,738,674)

The Company’s net loss before provision for income taxes for the years ended March 31, 2023 and 2022 were as follows:

Particulars	As of March 31, 2023	As of March 31, 2022
Domestic	(8,917,510)	(8,311,979)
Foreign	(5,325,906)	(1,469,642)
Total	(14,243,416)	(9,781,621)

Schedule of Components of Provision for Income Taxes

The components of the provision for income taxes for the three months and nine months periods ended December 31, 2023 and December 31, 2022 were as follows:

Particulars	For the three months ended December 31, 2023	For the three months ended December 31, 2022	For the nine months ended December 31, 2023	For the nine months ended December 31, 2022
Current:
Domestic	—	—	—	—
Foreign	(27,700)	17,214	44,377	22,115
	(27,700)	17,214	44,377	22,115
Deferred:
Domestic	—	—	—	—
Foreign	(99,032)	(65,933)	(137,759)	(68,826)
	(99,032)	(65,933)	(137,759)	(68,826)
Total provision for income taxes	(126,732)	(48,719)	(93,382)	(46,711)

The components of the provision for income taxes for the years ended March 31, 2023 and 2022, were as follows:

Particulars	As of March 31, 2023	As of March 31, 2022
Current:
Domestic	—	—
Foreign	86,420	114,422
	86,420	114,422
Deferred:
Domestic	—	(32,778)
Foreign	(128,685)	(56,687)
	(128,685)	(89,465)
Total provision for income taxes	(42,265)	24,957

Schedule of Reconciliation of Statutory Federal Income Tax Rate

The following is a reconciliation of the federal statutory income tax rate to the Company’s effective tax rate for the three months and nine months periods ended December 31, 2023 and December 31, 2022:

Particulars	For the three months ended December 31, 2023	For the three months ended December 31, 2022	For the nine months ended December 31, 2023	For the nine months ended December 31, 2022
Federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%
Non deductible expenses	0.03%	26.80%	4.98%	(2.93)%
Valuation allowance	(20.51)%	0.82%	(25.73)%	(19.41)%
Foreign rate differential	(0.16)%	(27.81)%	(0.17)%	1.64%
Share warrants	0.00%	2.01%	0.00%	(0.07)%
Other	0.05%	(36.91)%	0.06%	0.25%
Total provision for income taxes	0.41%	(14.09)%	0.14%	0.48%

The following is a reconciliation of the federal statutory income tax rate to the Company’s effective tax rate for the years ended March 31, 2023 and 2022:

Particulars	As of March 31, 2023	As of March 31, 2022
Federal statutory income tax rate	21.00%	21.00%
Non-deductible expenses	(4.08)%	1.57%
Valuation allowance	(17.65)%	(21.04)%
Foreign rate differential	1.24%	1.20%
Share warrants	(0.05)%	(3.66)%
Other	(0.17)%	0.68%
Total provision for income taxes	0.30%	(0.26)%

Schedule of Net Deferred Tax Assets

The components of the Company’s net deferred tax assets as of the nine months period ended December 31, 2023 and year ended March 31, 2023 were as follows:

Particulars	As of December 31, 2023	As of March 31, 2023
Deferred tax assets:
Net operating loss carry forwards	25,134,198	8,480,316
Unabsorbed depreciation carry forwards	107,160	54,438
Retirement benefits	74,587	56,603
Depreciation and amortization	124,269	50,918
Others	241,303	5,965
Total deferred tax assets	25,681,517	8,648,240
Less: valuation allowance	(25,521,208)	(8,565,895)
Deferred tax assets, net of valuation allowance	160,309	82,345
Deferred tax liabilities:
Intangibles on account of business combination	(523,462)	—
Net deferred tax assets/ (liabilities)	(363,153)	82,345

The components of the Company’s net deferred tax assets as of the years ended March 31, 2023 and 2022 were as follows:

Particulars	As of March 31, 2023	As of March 31, 2022
Deferred tax assets:
Net operating loss carryforwards	8,480,316	5,742,033
Unabsorbed depreciation carryforwards	54,438	9,174
Retirement benefits	56,603	53,656
Depreciation and amortization	50,918	25,232
Fair value changes on convertible notes	—	3,967
Others	5,965	288,348
Total deferred tax assets	8,648,240	6,122,410
Less: valuation allowance	(8,565,895)	(6,052,307)
Deferred tax assets, net of valuation allowance	82,345	70,103
Deferred tax liabilities:
Intangibles on account of business combination	—	(117,729)
Net deferred tax assets/ (liabilities)	82,345	(47,626)

Schedule of Movement in Net Deferred Tax Assets

Movement in net deferred tax assets:

	As of March 31, 2023	Recognized/ reversed through statements of operations	Impact of currency translation and acquisitions	As of December 31, 2023
Deferred tax assets:
Net operating loss carry forwards	8,480,316	16,653,882	—	25,134,198
Unabsorbed depreciation carry forwards	54,438	52,722	—	107,160
Retirement benefits	56,603	17,984	—	74,587
Depreciation and amortization	50,918	73,351	—	124,269
Fair value changes on convertible notes	—	—	—	—
Others	5,965	235,338	—	241,303
Less: valuation allowance	(8,565,895)	(16,955,313)	—	(25,521,208)
Deferred tax liabilities:
Intangibles on account of business combination	—	(523,462)	—	(523,462)
Acquisitions	—	606,512	(606,512)	—
Currency translation	—	(23,255)	23,255	—
Net deferred tax assets/ (liabilities)	82,345	137,759	(583,257)	(363,153)

Particulars	As of March 31, 2022	Recognized/ reversed through statements of operations	Impact of currency translation and acquisitions	As of March 31, 2023
Deferred tax assets:
Net operating loss carry forwards	5,742,033	2,738,283	—	8,480,316
Unabsorbed depreciation carry forwards	9,174	45,264	—	54,438
Retirement benefits	53,656	2,947	—	56,603
Depreciation and amortization	25,232	25,686	—	50,918
Fair value changes on convertible notes	3,967	(3,967)	—	—
Others	288,348	(282,383)	—	5,965
Less: valuation allowance	(6,052,307)	(2,513,588)	—	(8,565,895)
Deferred tax liabilities:
Intangibles on account of business combination	(117,729)	117,729	—	—
Currency translation	—	(1,286)	1,286	—
	(47,626)	128,685	1,286	82,345

Movement in net deferred tax assets:

	As of March 31, 2022	Recognised/ reversed through statements of operations	Impact of currency translation and acquisitions	As of March 31, 2023
Deferred tax assets:
Net operating loss carry forwards	5,742,033	2,738,283	—	8,480,316
Unabsorbed depreciation carry forwards	9,174	45,264	—	54,438
Retirement benefits	53,656	2,947	—	56,603
Depreciation and amortization	25,232	25,686	—	50,918
Fair value changes on convertible notes	3,967	(3,967)	—	—
Others	288,348	(282,383)	—	5,965
Less: valuation allowance	(6,052,307)	(2,513,588)	—	(8,565,895)
Deferred tax liabilities:
Intangibles on account of business combination	(117,729)	117,729	—	—
Currency translation	—	(1,286)	1,286	—
Net deferred tax assets/ (liabilities)	(47,626)	128,685	1,286	82,345

Particulars	As of March 31, 2021	Recognised/ reversed through statements of operations	Impact of currency translation and acquisitions	As of March 31, 2022
Deferred tax assets:
Net operating loss carry forwards	3,921,905	1,820,128	—	5,742,033
Unabsorbed depreciation carry forwards	8,399	775	—	9,174
Retirement benefits	27,311	26,344	—	53,656
Depreciation and amortization	15,919	9,314	—	25,232
Fair value changes on convertible notes	—	—	—	—
Fair value changes on convertible notes	—	3,967	—	3,967
Others	55,267	233,081	—	288,348
Less: valuation allowance	(3,994,222)	(2,058,085)	—	(6,052,307)
Deferred tax liabilities:
Intangibles on account of business combination	(11,039)	(106,690)	—	(117,729)
Gain on convertible notes	(32,778)	32,778	—	—
Currency translation	—	(1,131)	1,131	—
Acquisitions	—	128,985	(128,985)	—
	(9,238)	89,466	(127,854)	(47,626)